Trade receivables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and other receivables [abstract]
Disclosure of balances and movements of the expected credit losses of trade receivables
The tables below detail the trade receivables balances as of March 31, 2025 and March 31, 2024:

As of March 31, 2025
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	195,383	51,486	5,863	252,732
Less: Loss allowance	(4,051)	(2)	(296)	(4,349)
Total	191,332	51,484	5,567	248,383

As of March 31, 2024
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	182,567	65,239	4,548	252,354
Less: Loss allowance	(3,957)	—	(170)	(4,127)
Total	178,610	65,239	4,378	248,227
The table below details the movements of the expected credit losses of trade receivables:

(EUR thousand)	For the financial year ended March 31
Movements of the expected credit losses of trade receivables	2025	2024
Opening balance as of April 1	(4,127)	(2,062)
Income statement charge for the year	(1,070)	(3,763)
Write-offs	117	236
Reversal of unused amounts	721	1,424
Exchange differences	10	38
Closing balance as of March 31	(4,349)	(4,127)

Disclosure of Age Analysis of Net Trade Receivables

(EUR thousand)
Age analysis of gross trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	163,575	48,909	(3,645)	208,839
Trade receivables overdue:
Up to 3 months	29,813	2,501	4,195	36,509
3 months - 6 months	883	74	546	1,503
More than 6 months	1,112	2	4,767	5,881
Total	195,383	51,486	5,863	252,732

(EUR thousand)
Age analysis of gross trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	143,706	61,126	2,957	207,789
Trade receivables overdue:
Up to 3 months	33,634	4,110	1,083	38,827
3 months - 6 months	3,756	—	126	3,882
More than 6 months	1,471	3	382	1,856
Total	182,567	65,239	4,548	252,354